Taxes	12 Months Ended
Sep. 30, 2024
Taxes [Abstract]
TAXES

NOTE 11 — TAXES

Corporation Income Tax (“CIT”)

Cayman Islands

Under the current laws of the Cayman Islands, the Company is not subject to tax on income or capital gain. Additionally, the Cayman Islands does not impose a withholding tax on payments of dividends to shareholders.

Hong Kong

Global Mofy HK is incorporated in Hong Kong and is subject to Hong Kong Profits Tax on the taxable income as reported in its statutory financial statements adjusted in accordance with relevant Hong Kong tax laws. The applicable tax rate for the first HKD$2 million of assessable profits is 8.25% and assessable profits above HKD$2 million will continue to be subject to the rate of 16.5% for corporations in Hong Kong, effective from the year of assessment 2018/2019. Global Mofy HK did not make any provisions for Hong Kong profit tax as there were no assessable profits derived from or earned in Hong Kong since inception. Under Hong Kong tax laws, Global Mofy HK is exempted from income tax on its foreign-derived income and there are no withholding taxes in Hong Kong on remittance of dividends.

PRC

Under the Enterprise Income Tax (“EIT”) Law of the PRC, domestic enterprises and Foreign Investment Enterprises (the “FIE”) are usually subject to a unified 25% EIT rate while preferential tax rates, tax holidays, and even tax exemption may be granted on case-by-case basis.

Kashi Mofy is subject to a five- year income tax holiday since generating revenues, as it is incorporated in the Kashi Economic District, Xinjiang province. The five-year income tax holiday of Kashi Mofy will end on December 31, 2023. Starting from January 1, 2024, Kashi Mofy is eligible for a preferential tax rate of 9%.

Zhejiang Mofy has complied with PRC tax laws and met the qualifications for domestic small and micro enterprises, Zhejiang Mofy is eligible for a preferential tax rate of 5% in 2024.

In accordance with the implementation rules of EIT Laws, a qualified “High and New Technology Enterprise” (“HNTE”) is eligible for a preferential tax rate of 15%. The HNTE certificate is effective for a period of three years. An entity could re-apply for the HNTE certificate when the prior certificate expires. “Global Mofy China” obtained its HNTE certificate on October 21, 2020 and re-applied its HNTE certificate on October 26,2023. Therefore, “Global Mofy China” is eligible to enjoy a preferential tax rate of 15% from 2020 to 2025 to the extent it has taxable income under the EIT Law.

The Company’s pre-tax income (loss) is derived from the following tax jurisdictions:

	For the years ended September 30,
	2024	2023	2022
	US$	US$	US$
PRC	$13,391,249	$8,637,772	$(180,032)
HK	40,368	(30)	(2,136)
Cayman	-446,917	(988,396)	(83,073)
Income (loss) before income taxes	$12,984,700	$7,649,346	$(265,241)

The provision for income tax consisted of the following:

	For the years ended September 30,
	2024	2023	2022
	US$	US$	US$
Current income tax expense	$847,448	$1,098,087	$—
Deferred income tax benefit	—	—	—
Income tax provision	$847,448	$1,098,087	$—

The following table reconciles the statutory rate to the Company’s effective tax rate:

	For the years ended September 30,
	2024	2023	2022
PRC statutory tax rate	25.0%	25.0%	25.0%
Effect of tax holiday and preferential tax rate (a)	(23.2)%	(14.2)%	(11.6)%
Effect of tax rate in a foreign jurisdiction	1.1%	3.2%	(7.8%
Additional deduction for R&D expenses	(2.2)%	(1.0)%	—%
Non-deductible expenses	0.0%	0.1%	(10.6)%
Operating income offset loss carryforward	—%	—%	—%
Change of tax rate	0.2%	—%	—%
Change in valuation allowance	5.6%	1.2%	5.0%
Effective tax rate	6.5%	14.3%	(0.0)%

(a)	The Company’s subsidiaries, Global Mofy China, Kashi Mofy, Shanghai Mofy, Xi’an Mofy and Beijing Mofy are subject to different favorable tax rates and tax holiday for the years ended September 30, 2024 and 2023. Kashi Mofy is eligible for a preferential tax rate of 9%, and Zhejiang Mofy is eligible for a preferential tax rate of 5% in 2024. For the years ended September 30, 2024 and 2023, the tax saving as the result of the favorable tax rate and tax holiday amounted to $3,007,791 and $1,086,519, respectively, and per share effect of the favorable tax rate (after stock reverse split) were $1.58 and $0.65, respectively.

Deferred tax assets and liabilities

Components of deferred tax assets and liabilities were as follows:

	As of September 30,
	2024	2023
	US$	US$
Provision for doubtful debt	$90,495	$110,374
Tax loss carry forwards	719,659	70,341
Excess marketing and advertising expense (15%)	10,687	—
Operating lease liabilities	86,057	133,489
Total deferred tax assets	906,898	314,204
Less: Valuation allowance	(806,319)	(162,974)
Total deferred tax assets, net of valuation allowance	$100,579	$151,230

As of September 30, 2024, the Company has total of net operating loss carry forward of approximately $5.2 million in the PRC that expires from 2025 through 2029.

	As of September 30,
	2024	2023
	US$	US$
Right of use assets	$100,579	$151,230
Total deferred tax liabilities	100,579	151,230
Total deferred tax assets, net	$—	$—

The roll forward of valuation allowance of deferred tax assets were as follows:

	As of September 30,
	2024	2023
	US$	US$
Balance as of beginning of year	$(162,974)	$(76,368)
Additions of valuation allowance	(738,271)	(134,811)
Reductions of valuation allowance	6,178	43,249
Exchange difference	88,748	4,956
Balance as of end of year	$(806,319)	$(162,974)

The Company has evaluated the positive and negative evidence bearing upon the realizability of its deferred tax assets, which are composed principally of net operating loss carryforwards. Under the applicable accounting standards, management expects to continue to maintain a significant investment in research and development, given the Company’s history of losses, as the Company increases research and development of its digital assets in the future. At the same time, the Company’s management believes that customer development for digital assets and the Company’s visibility in the digital assets industry will take several years to build, which will result in the Company continuing to lose money over the next few years. So, the management concluded that it is more likely than not that the Company will not generate future taxable income prior to the expiration of the majority of net operating losses, and it was considered that valuation allowance should be fully accrued. Accordingly, as of September 30, 2024 and 2023, a $806,319 and $162,974 valuation allowance has been established respectively.

Uncertain Tax Position

A reconciliation of the beginning and ending amount of unrecognized tax benefit is as follows:

	As of September 30,
	2024	2023
	US$	US$
Balance as of beginning of year	$1,066,949	$—
Increase related to prior year tax positions	26,252	5,639
Increase related to current year tax positions	847,448	1,061,310
Balance as of end of year	$1,940,649	$1,066,949

As of September 30, 2024 and 2023, there were $1,940,649 and $1,066,949 of unrecognized tax benefits, respectively, which would affect the effective tax rate if recognized.

The company recognizes interest and penalty charges related to uncertain tax positions as necessary in the provision for income taxes. For the years ended September 30, 2024 and 2023, no interest expense or penalty was accrued in relation to the unrecognized tax benefit. The Company has a liability for accrued interest of $nil as of September 30, 2024 and 2023, respectively.

In general, the PRC tax authority has up to five years to contact examinations of the Company’s tax filings. As of September 30, 2024, tax years ended December 31, 2019 through December 31, 2023 for the Company’s PRC subsidiaries remain open for statutory examination by PRC tax authorities.

Tax payable

The tax payable consisted of the following:

	As of September 30,
	2024	2023
	US$	US$
VAT payable	$93,278	$487,744
Corporate income tax payable	1,940,649	1,066,949
Other tax	1,726	366
Tax payable	$2,035,653	$1,555,059